Restricted Share Units (Tables)	6 Months Ended
Apr. 30, 2026
Restricted Share Units [Abstract]
Schedule of RSUs	The following table summarizes the continuity of RSUs:
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)
Balance, October 31, 2024	661	$1,020.00	$720.00

Granted	1,757	647.50	456.80
Exercised	(2,227)	692.40	493.20

Balance, October 31, 2025	191	$1,208.60	$1,016.80

Granted (i)	200	29.40	21.70
Exercised	(388)	226.20	166.00

Balance, April 30, 2026	3	$8,560.00	$6,283.04

(i)

During the six months ended April 30, 2026, the Company issued 200 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $4,340 (2025 - $609,196). The RSUs are all fully vested and exercisable.